Preferred Stock (Schedule Of Preferred Stock Authorized, Issued And Outstanding) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Class of Stock [Line Items]
Aggregate amount of liquidation preference	¥ 390,001	¥ 390,001
Class 3 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	120,000,000	120,000,000
Aggregate amount of liquidation preference
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	400,000,000	400,000,000
Number of shares-outstanding	156,000,000	156,000,000
Aggregate amount of liquidation preference	390,000	390,000
Class 6 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Aggregate amount of liquidation preference
Class 7 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Aggregate amount of liquidation preference
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	1,000	1,000
Number of shares-outstanding	1,000	1,000
Aggregate amount of liquidation preference	¥ 1	¥ 1